Net (Loss) Income Per Share - Schedule of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net (loss) income attributable to Class A shareholders and participating securities	$ (2,690)	$ 571	$ 192	$ (214)	$ (22)	$ (4,055)	$ 549	$ (2,194)	$ 205
Less: net income allocated to participating securities	0	296				0	285		353
Less: net income allocated to participating securities	0	296				0	285
Net (loss) income allocated to Class A shareholders	(2,690)	275				(4,055)	264	$ (2,194)	$ 316
Net (loss) income allocated to Class A shareholders	$ (2,690)	$ 275				$ (4,055)	$ 264
Weighted average common shares outstanding - basic (in shares)	3,793,000	2,990,000	2,922,000	2,901,000	2,912,000	3,667,000	2,938,000	2,988,000	2,848,000
Options to purchase common stock (in shares)	0	20,000				0	24,000
Unvested restricted stock units (in shares)	0	34,000				0	118,000		43,000
Weighted average common shares outstanding - diluted (in shares)	3,793,000	3,044,000	3,113,000	2,901,000	2,912,000	3,667,000	3,080,000	2,988,000	2,891,000
Net loss per common share, basic (in dollars per share)	$ (0.71)	$ 0.09	$ 0.03	$ (0.07)	$ (0.01)	$ (1.11)	$ 0.09	$ (0.73)	$ 0.11
Net loss per common share, diluted (in dollars per share)	$ (0.71)	$ 0.09	$ 0.03	$ (0.07)	$ (0.01)	$ (1.11)	$ 0.09	$ (0.73)	$ 0.11
Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Options to purchase common stock (in shares)	0	0				0	0